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                                    GMO TRUST

             AMENDED AND RESTATED SUPPLEMENT DATED MARCH 14, 2000 TO
     GMO TRUST PROSPECTUS DATED JUNE 30, 1999 (AS REVISED DECEMBER 31, 1999)
 GMO TRUST SHAREHOLDER'S MANUAL DATED JUNE 30, 1999 (AS REVISED OCTOBER 5, 1999)


     GMO GLOBAL PROPERTIES FUND

     The GMO Global Properties Fund ceased operations on February 29, 2000. Notwithstanding the references to this Fund in the GMO Trust Prospectus, shares of this Fund are no longer available to investors.


     GMO INFLATION INDEXED BOND FUND

     Notwithstanding references to the contrary in the GMO Trust Prospectus (see, e.g., "Fees and Expenses") and GMO Trust Shareholder's Manual (see, e.g., "Purchase Premiums and Redemption Fees"), effective March 15, 2000, the GMO Inflation Indexed Bond Fund will no longer charge a purchase premium in connection with the purchase of Fund shares, and will longer charge a redemption fee in connection with a sale of Fund shares.



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                                    GMO TRUST

             Amended and Restated Supplement dated March 14, 2000 to
 GMO Trust Statement of Additional Information dated June 30, 1999 (as amended)
  GMO Tax-Managed Funds Statement of Additional Information dated June 30, 1999
                                  (as amended)
      Pelican Fund Statement of Additional Information dated June 30, 1999
                                  (as amended)



     EFFECTIVE FEBRUARY 18, 2000, the following non-fundamental investment policies were eliminated for the Funds of GMO Trust (the "Trust") noted below:

FOR ALL GMO TRUST FUNDS

     Notwithstanding the policies set forth for each Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for each Fund:

     "The Fund will not own other Funds of GMO Trust."

ALL INTERNATIONAL EQUITY FUNDS

     Notwithstanding the policies set forth for each International Equity Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for each of the Trust's International Equity Funds:

     "The aggregate absolute face value of all currency forward, currency futures and currency swap contracts (without regard to sign and assuming no offset of long and short positions, and counting both components of any contract for differences) will not exceed 50% of the fund's assets."

ALL FIXED INCOME FUNDS

     Notwithstanding the policies set forth for each Fixed Income Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for each of the Trust's Fixed Income Funds:

     "The net long exposure of the fund, including direct investments in securities and long derivative positions, will not exceed 100% of the fund's net assets."

GMO GLOBAL HEDGED EQUITY FUND ONLY

     Notwithstanding the policies set forth for the Global Hedged Equity Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for the Global Hedged Equity Fund:

     "Except for U.S. government securities, shares of other investment companies, cash, money market instruments and shares of Underlying Funds, the fund will not invest in any one security to an extent greater than 5% over the security's weighting in the fund's benchmark."



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     EFFECTIVE NOVEMBER 18, 1999, the non-fundamental investment policies of the
GMO Asia Fund were modified as follows:

GMO ASIA FUND ONLY

     Notwithstanding the policies set forth for the Asia Fund in this Statement of Additional Information, the following non-fundamental investment policy has been eliminated for the Asia Fund:

     "The Fund will not purchase more than 10% of the outstanding securities of any issuer."


     In addition, the Asia Fund's non-fundamental investment policy that "[t]he Fund will not normally have greater than 5% of its net assets exposed to cash and money market instruments" has been modified as follows:

     "The Fund will not normally have greater than 10% of its net assets exposed to cash and money market instruments."




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